DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated February 28, 2011 (as amended August 19, 2011)

Diamond Hill Large Cap Fund
Effective October 1, 2011, the management fees for the Diamond Hill Large Cap Fund will decrease from 0.60% to 0.55%. This fee reduction represents a contractual fee change. Therefore, the Large Cap Fund Annual Operating Expenses table on Page 9 is deleted in its entirety and replaced with the following table:
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diamond Hill Large Cap Fund		Class A, Diamond Hill Large Cap Fund	Class C, Diamond Hill Large Cap Fund	Class I, Diamond Hill Large Cap Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.55%	0.55%	0.55%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.28%	0.28%	0.26%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.09%	1.84%	0.82%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

The Large Cap Fund Expense Example table on Page 9 is deleted in its entirety and replaced with the following:
Expense Example
Expense Example Diamond Hill Large Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Large Cap Fund	Class A - Sold or Held	606	829	1,071	1,762
Class C, Diamond Hill Large Cap Fund	Class C - Sold	287	579	995	2,159
Class I, Diamond Hill Large Cap Fund	Class I - Sold or Held	84	262	455	1,014

Expense Example, No Redemption (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Large Cap Fund Class C, Diamond Hill Large Cap Fund	Class C - Held	187	579	995	2,159

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001032423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 3, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Supplement [Text Block]	dhf1032423_SupplementTextBlock
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated February 28, 2011 (as amended August 19, 2011)

Diamond Hill Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf1032423_SupplementTextBlock	Effective October 1, 2011, the management fees for the Diamond Hill Large Cap Fund will decrease from 0.60% to 0.55%. This fee reduction represents a contractual fee change. Therefore, the Large Cap Fund Annual Operating Expenses table on Page 9 is deleted in its entirety and replaced with the following table:
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees.
Expense Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	dhf1032423_SupplementExpenseExampleTextBlock	The Large Cap Fund Expense Example table on Page 9 is deleted in its entirety and replaced with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Diamond Hill Large Cap Fund | Class A, Diamond Hill Large Cap Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A - Sold or Held
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,071
10 Years	rr_ExpenseExampleYear10	1,762
Diamond Hill Large Cap Fund | Class C, Diamond Hill Large Cap Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Diamond Hill Large Cap Fund | Class I, Diamond Hill Large Cap Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I - Sold or Held
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014

[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.